CONVERTIBLE PREFERRED STOCK (Narrative) (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	May 08, 2018	May 04, 2018	Jan. 26, 2021	Jan. 31, 2016	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2015	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Preferred Stock - Series A [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized							50,000,000
Preferred stock, par value per share							$ 0.0001
Preferred stock dividend terms							The Series A Preferred has an 8% dividend paid quarterly
Preferred Stock, Convertible, Terms							convertible into one share of common stock.
Number of shares issued				1,562,500
Preferred stock outstanding					1,562,500	1,562,500		1,562,500	1,562,500	1,562,500	1,562,500
Preferred Stock - Series A [Member] | MAAB Global Limited (MAAB) [Member]
Convertible Preferred Stock [Line Items]
Cumulative undeclared series A preferred dividends					$ 32,500	$ 27,500
Preferred Stock - Series B [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized		10,000
Preferred stock, par value per share		$ 0.001
Preferred stock dividend terms		The Preferred shares are entitled to a dividend, when declared by the Board of Directors, votes with all other classes of stock as a single class of stock on all actions to be voted on by the stockholders of the Company,
Preferred Stock, Convertible, Terms		each share of Preferred Stock is convertible into 89 shares of common stock and a five year warrant to purchase 89 shares of common stock at an exercise price of $11.25 per share.
Preferred stock outstanding					500	10,000		500	10,000	10,000	10,000
Preferred stock liquidation preference		Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the shares of the Series B Preferred Stock shall share pro rata with the holders of the common stock, on an as if converted basis.
Preferred Stock - Series B [Member] | Confida Aerospace Ltd [Member]
Convertible Preferred Stock [Line Items]
Number of shares issued	10,000
Preferred Stock - Series B [Member] | Two investors [Member]
Convertible Preferred Stock [Line Items]
Number of shares assigned			9,500
Preferred Stock - Series B [Member] | Common Stock [Member] | Two investors [Member]
Convertible Preferred Stock [Line Items]
Number of shares converted			844,233